Segment Information - Schedule of Major Merchandise Categories (Details) - Product Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Revenue Benchmark [Member] | Book products [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 87,370,909	$ 11,247,977	$ 63,623,667	$ 59,052,540
Risk percentage	56.90%	56.90%	54.30%	45.80%
Revenue Benchmark [Member] | Novelty and packaging products [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 66,122,156	$ 8,512,450	$ 53,641,929	$ 70,016,637
Risk percentage	43.10%	43.10%	45.70%	54.20%
Revenue Benchmark [Member] | Product [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 153,493,065	$ 19,760,427	$ 117,265,596	$ 129,069,177
Risk percentage	100.00%	100.00%	100.00%	100.00%
Cost of Goods and Service Benchmark [Member] | Book products [Member]
Revenue, Major Customer [Line Items]
Risk percentage	56.30%	56.30%	52.80%	45.70%
Cost of revenue	$ 66,529,934	$ 8,564,946	$ 45,400,091	$ 46,337,683
Cost of Goods and Service Benchmark [Member] | Novelty and packaging products [Member]
Revenue, Major Customer [Line Items]
Risk percentage	43.70%	43.70%	47.20%	54.30%
Cost of revenue	$ 51,636,200	$ 6,647,554	$ 40,505,641	$ 55,011,970
Cost of Goods and Service Benchmark [Member] | Product [Member]
Revenue, Major Customer [Line Items]
Risk percentage	100.00%	100.00%	100.00%	100.00%
Cost of revenue	$ 118,166,134	$ 15,212,500	$ 85,905,732	$ 101,349,653
Gross Profit Benchmark [Member] | Book products [Member]
Revenue, Major Customer [Line Items]
Risk percentage	23.90%	23.90%	28.60%	21.50%
Gross profit	$ 20,840,975	$ 2,683,030	$ 18,223,576	$ 12,714,857
Gross Profit Benchmark [Member] | Novelty and packaging products [Member]
Revenue, Major Customer [Line Items]
Risk percentage	21.90%	21.90%	24.50%	21.40%
Gross profit	$ 14,485,956	$ 1,864,897	$ 13,136,288	$ 15,004,667
Gross Profit Benchmark [Member] | Product [Member]
Revenue, Major Customer [Line Items]
Risk percentage	23.00%	23.00%	26.70%	21.50%
Gross profit	$ 35,326,931	$ 4,547,927	$ 31,359,864	$ 27,719,524